Filed Pursuant to Rule 497(a)

File No. 333-203683

CION Investment Corporation A Middle Market-Focused Business Development Company This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be preceded or accompanied by and read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting www.cioninvestments.com. Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; no guarantee of liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value. Please be aware that CIC, CIM and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a fiduciary capacity in connection with CIC’s public offering of shares. CION Securities, LLC, member FINRA/SIPC, serves as distributor for funds sponsored by CION Investments. Not a Deposit Not FDIC Insured Not Guaranteed by the Bank May Lose Value Not Insured by any Federal Government Agency

Current Yields of Traditional Fixed Income Investments Are Near Historical Lows Investing Environment & Opportunity For over 30 years, interest rates have been in a steady decline and hit historical lows after the economic crisis of 2008. This has led to depressed yields from traditional fixed income investments, such as government and corporate bonds. For investors seeking additional sources of income and mitigation against interest rate risk...there are other complementary options. Yields of Traditional Fixed Income Investments vs. Inflation 1,2,3 Yields on government and corporate bonds are barely eclipsing the current rate of inflation and certificates of deposit are generating negative returns after inflation. 1. Source: Bloomberg.com – September 2017. Treasury Bond Yield is represented by the Bloomberg US Treasury Bond Index, Municipal Bond Yield is represented by the BVAL Municipal 10 Year Benchmark, and Corporate Bond Yield is represented by the 10 Year High Quality Market Corporate Bond Par Yield Index. This data is for illustrative purposes only and is not indicative of any investment. An investment cannot be made directly in an index. 2. “Consumer Price Index,” Bureau of Labor Statistics, October 2017. 3. Past performance is no guarantee of future results. Although CDs are insured and offer a fixed rate of return, U.S. Government Bonds and Treasury Bonds are only guaranteed as to the timely payment of principal and interest. The amount of interest paid can vary. Corporate Bonds carry higher risk than Government issued debt as their interest payments are not guaranteed and are typically based on the expectation that a company will make timely repayments of its debt. Credit Void from Traditional Banks Creates Opportunity for Alternative Investment Vehicles Many large banks have made dramatic shifts in their lending practices in the aftermath of the 2008 economic downturn. They now focus their attention on larger, public companies that have the highest credit ratings. The result has been a void in lending to private companies, who must seek alternative sources of financing, for their capital needs. This has created a significant opportunity for alternative investment vehicles, such as CION Investment Corporation, to step in and connect investors who are seeking other complementary sources of income, with this market opportunity. Credit Void Private Companies Seek Capital Investors Seek Alternative Sources of Income

CION Investment Corporation CION Investment Corporation (“CIC” or the “Fund”) is a non-traded business development company, or BDC, that focuses on making investments primarily into the debt of private U.S. middle market companies. CIC seeks to generate current income, and to a lesser extent, capital appreciation. CIC is managed by CION Investment Management, LLC (“CIM”), a joint venture between CION Investment Group, LLC (“CIG”) and Apollo Investment Management, L.P. (“AIM”). CIM is a specialized alternative asset manager that provides innovative investment solutions to individual investors. CIM oversees the day-to-day management of the Fund’s operational activities and is responsible for making investment decisions for the portfolio. To date, CIG and its affiliates and sponsored funds have made more than $5.5 billion in total credit investments. AIM is a subsidiary of Apollo Global Management, LLC (“Apollo”), a leading global alternative investment advisor with approximately $151 billion in credit assets under management1. PORTFOLIO COMPOSITION AS OF 9.30.17 ƒƒ $1.7 Billion in total AUM ƒƒ 93% Floating Rate Debt ƒƒ 95% Senior Secured Debt ƒƒ 161 Portfolio Companies Spanning over 25 Industries Growth of $10,000 Initial Investment2 12/17/12 (Inception) through 9/30/173 $ 15,000 14,000 13,000 12,000 CION Investment Corp. (excludes sales load) CION Investment Corp. (includes sales load) S&P/LSTA Leveraged Loan Index BofA ML US High Yield Index 1. All data as of September 30, 2017. Please refer to Apollo’s latest periodic report, which is publicly available at www.sec.gov, for the definition of assets under management. 2. The calculations for the Growth of $10,000 Initial Investment are based upon (i) an initial investment of $10,000 in our common stock at the beginning of the period, at a share price of $10.00 per share (includes sales load), and $9.00 per share (excludes sales load), (ii) the assumption of reinvestment of monthly distributions in accordance with our distribution reinvestment plan then in effect, (iii) the sale of the entire investment position at the net asset value per share on the last day of the period, and (iv) the distributions declared and payable to shareholders, if any, on the last day of the period. Past performance is no guarantee of future results. The data provided is for informational purposes only. 3. Initial shareholders who subscribed to the offering in December 2012 with an initial investment of $10,000 and an initial purchase price equal to $9.00 per share (excludes sales load) have seen a cumulative total return of 47.58% through September 30, 2017. Initial shareholders who subscribed to the offering in December 2012 with an initial investment of $10,000 and an initial purchase price equal to $10.00 per share (includes sales load) have seen a cumulative total return of 32.82% through September 30, 2017. Both cumulative total return figures were calculated net of offering costs (up to 1.50% of offering price) and actual annual expenses (estimated at 6.34% of average net assets). Actual annual expenses were 4.28% for the nine months ended September 30, 2017. Over the same time period, the S&P/LSTA Leveraged Loan Index and the BofA Merrill Lynch US High Yield Index registered cumulative total returns of approximately 21.45% and 32.27%, respectively. An investment cannot be made in an index. The indices referenced in the above illustration are being used solely for benchmarking purposes. Additionally, indices do not account for sales loads or expenses, which would otherwise negatively impact the above stated performance of each index.

CIC Features Business Development Company Attributes Governed by the Investment Company Act of 1940, BDCs are regulated and transparent. As a BDC, CIC offers the following attributes: Public filings Independent board of directors (Majority) Net investment income distributed1 Weekly pricing2 Tax statements CIC seeks to provide investors with monthly distributions derived from the interest on its loans, which are typically structured as floating rate, senior secured investments.5 Typical Floating vs. Fixed Rate Loan Characteristics3 Interest rates and the value of fixed rate investments have an inverse relationship. When rates fall, the value of fixed rate investments rise. However, when rates rise, the value of fixed rate investments fall. Floating Rate Loans Unlike fixed rate loans, the coupon payments of floating rate loans rise and fall with changes in interest rates, and the value of the loans remains relatively consistent. CIC’s portfolio currently consists primarily of floating rate loans to help mitigate the effects of interest rate fluctuations. The Capital Structure Senior secured debt sits at the top of the capital structure and has payment priority over bond and equity holders. In the event that a borrower is unable to repay, CIC may take possession of the company’s assets.4 Interest Rates Interest Income or Interest Rates Interest Income Value Senior Secured Debt Bonds Equity Higher Payment Priority Lower 1. In the unlikely circumstance that CIC does not qualify as a Regulated Investment Company, it would subject CIC to federal income taxes on all of its income, resulting in a material adverse effect on its financial performance. 2. The weekly determination of our public offering price does not require that we calculate net asset value (“NAV”) in connection with each closing and sale of our common stock, but instead it involves the determination that we are not selling our common stock at a price that, after deducting selling commissions and dealer manager fees, is below the then current NAV per share at the time at which the closing and sale is made. Because there is no public trading market for shares of CIC’s common stock and CIC is not obligated to effectuate a liquidity event by a specified date, shares are highly illiquid and appropriate only as a long-term investment. 3. The above discussion does not take into account all factors that may impact income. Interest rate fluctuations can have a negative impact on investments and accordingly, can adversely impact our ability to achieve our objectives and targeted rate of return. 4. Although senior secured debt may carry the least amount of risk amongst the capital structure, it should not be misconstrued as carrying no risk at all. There is a risk that the collateral securing our loans may decrease in value over time or lose its entire value. 5. CIC may fund its cash distributions to shareholders from any sources of funds available to it, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to it on account of preferred and common equity investments in portfolio companies and expense support from CION Investment Group, LLC (“CIG”) and Apollo Investment Management, L.P. (“AIM”), which is subject to recoupment. There can be no assurance that CIC will achieve such performace in order to sustain these distributions, or be able to pay distributions at all. Please see Note 3 on the next page for more information.

Offering Profile Offering Type Business Development Company (“BDC”) Offering Size 100,000,000 shares Initial Offering Price1 ƒƒ $9.95 per share ƒƒ $9.232 per share through RIAs Minimum Investment $5,000 General Suitability Standards2 ƒƒ Net worth of at least $70,000 and an annual gross income of at least $70,000; or ƒƒ Net worth of at least $250,000. Distribution Payment Schedule3 Paid monthly, as declared Distribution Reinvestment Plan (DRIP) Investors may elect to reinvest cash distributions in additional shares at the estimated net asset value per share on the date of purchase. Investor Share Repurchase Program CIC conducts quarterly share repurchases, which began in the first quarter of 2014. Up to 15% of the weighted average number of shares outstanding in the prior calendar year or 3.75% per quarter, may be repurchased at a price equal to the estimated net asset value per share on the date of repurchase. Exit Strategy4 CIC intends to complete a liquidity event within three to five years following completion of the offering stage. Such an event could include: ƒƒ Listing of CIC's common stock on a national securities exchange; ƒƒ Sale of all or substantially all of CIC's assets either on a complete portfolio basis or individually followed by a liquidation; or ƒƒ Merger or another transaction approved by CIC’s board of directors in which CIC’s shareholders will receive cash or securities of a publicly-traded company. 1. The public offering price is subject to a sales load of up to 5.0% (which consists of selling commissions of up to 3.0% and dealer manager fees of up to 2.0%) and offering costs of up to 1.5% of the actual gross proceeds raised. The offering price is also subject to adjustment as provided in the prospectus and pursuant to the terms of the offering. The offering price will be adjusted, if necessary, to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. Past performance is not a guarantee of future results. Please see the current prospectus, as amended and supplemented, for more information. The current offering price will be listed in the prospectus, as amended and supplemented. 2. In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth excludes home, home furnishings, and personal automobiles. 3. CIC may fund its cash distributions to shareholders from any sources of funds available to it, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to it on account of preferred and common equity investments in portfolio companies and expense support from CIG and AIM, which is subject to recoupment. To date, distributions have not been paid from offering proceeds or borrowings. In certain prior periods, if expense support from CIG was not supported, some or all of the distributions may have been a return of capital; however, distributions have not included a return of capital as of the date hereof. CIC has not established limits on the amount of funds it may use from available sources to make distributions. Through December 31, 2014, a portion of CIC’s distributions resulted from expense support from CIG, and future distributions may result from expense support from CIG and AIM, each of which is subject to repayment by CIC within three years. For the years ended December 31, 2015 and 2016, none of CIC’s distributions resulted from expense support from CIG or AIM. The purpose of this arrangement is to avoid such distributions being characterized as returns of capital. Shareholders should understand that any such distributions are not based on CIC’s investment performance, and can only be sustained if CIC achieves positive investment performance in future periods and/or CIG and AIM continue to provide such expense support. Shareholders should also understand that CIC’s future repayment of expense support will reduce the distributions that they would otherwise receive. There can be no assurance that CIC will achieve such performance in order to sustain these distributions, or be able to pay distributions at all. CIG and AIM have no obligation to provide expense support to CIC in future periods. 4. Because there is no public trading market for shares of CIC’s common stock and CIC is not obligated to effectuate a liquidity event by a specified date, shares are highly illiquid and appropriate only as a long-term investment. All fees, expenses and obligations will affect net cash from operations, which is further detailed in the prospectus.

CION Investment Corporation may provide access to compelling investment characteristics that complement almost any diversified investment allocation strategy: Fund Characteristics Alternative Strategy Experienced Investment Managers Domestic Fund Focus Monthly Distributions Senior Secured Debt Floating Rate Loans To learn more, please contact your Financial Advisor. CION-TRI-1117 | EXP: 08/2018